UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 18, 2014 to June 30, 2014

                Commission File Number of issuing entity:  333-170956-08

Nissan Auto Lease Trust 2014-A
(Exact name of issuing entity as specified in its charter)

                Commission File Number of depositor:  333-170956

Nissan Auto Leasing LLC II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7117037
(I.R.S. Employer Identification No.)

              c/o Wilmington Trust, National Association, Rodney Square North,
              1100 North Market Street, Wilmington, Delaware
             (Address of principal executive offices of the issuing entity)                                         19890
              (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2a	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2b	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Lease Trust 2014-A are set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Lease Trust 2014-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from June 18, 2014 to June 30, 2014.  The Securitizer Please filed a Form ABS-15G on February 6, 2014.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

The Indenture Trustee, U.S. Bank National Association, has provided the information contained in the following two paragraphs for purposes of compliance with Regulation AB.

On June 18, 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts.  The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008.  According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint.  The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs.  The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default.  Relief sought includes money damages in an unspecified amount and equitable relief.  Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Report for the month of June 2014 – Nissan Auto Lease Trust 2014-A.

(b)	Exhibits:	99.1 Monthly Servicer’s Report for the month of June 2014 – Nissan Auto Lease Trust 2014-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II (Depositor)
Date: July 29 2014	/s/ Shishir Bhushan Shishir Bhushan, Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Report for the month of June 2014 – Nissan Auto Lease Trust 2014-A.